Investment Property, Net - Schedule of Net Balance of Investment Properties (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	$ 2,256,934	$ 1,956,975
Accumulated depreciation	(420,651)	(295,673)
Impairment	(7,957)	(7,957)
Total investment properties, net	1,828,326	1,653,345
Land [Member]
Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	286,701	263,172
Buildings [Member]
Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	1,952,221	1,671,190
Constructions in progress [Member]
Schedule of Net Balance of Investment Properties [Line Items]
Total cost of investment properties	$ 18,012	$ 22,613